Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Communication Services (3.0%)
	World Wrestling Entertainment Inc. Class A	119,588	8,635
^	Match Group Inc.	108,793	7,319
*	Glu Mobile Inc.	826,090	5,931
	Gannett Co. Inc.	590,381	4,818
*	Boingo Wireless Inc.	217,906	3,916
	TEGNA Inc.	255,269	3,867
	Nexstar Media Group Inc. Class A	33,000	3,333
*	Liberty TripAdvisor Holdings Inc. Class A	243,097	3,014
^	Consolidated Communications Holdings Inc.	547,234	2,698
^,* Frontier Communications Corp.		848,558	1,485
	Telephone & Data Systems Inc.	18,839	573
			45,589
Consumer Discretionary (11.5%)
*	Deckers Outdoor Corp.	72,603	12,776
*	Rent-A-Center Inc.	386,850	10,302
^,* RH		87,655	10,133
*	Etsy Inc.	160,805	9,869
^,* YETI Holdings Inc.		314,900	9,116
	Bloomin' Brands Inc.	465,185	8,797
	Dine Brands Global Inc.	88,855	8,483
	Brinker International Inc.	212,756	8,372
*	Chegg Inc.	197,563	7,624
^,* Fossil Group Inc.		628,757	7,231
	Adient plc	295,590	7,174
	Ruth's Hospitality Group Inc.	291,233	6,614
*	Crocs Inc.	324,231	6,403
	Abercrombie & Fitch Co.	394,288	6,324
*	American Axle & Manufacturing Holdings Inc.	486,569	6,209
*	Planet Fitness Inc. Class A	73,167	5,300
	Dave & Buster's Entertainment Inc.	114,051	4,616
*	frontdoor Inc.	101,060	4,401
^	Shoe Carnival Inc.	156,064	4,307
*	Stoneridge Inc.	116,060	3,662
*	Conn's Inc.	160,672	2,863
	Jack in the Box Inc.	34,967	2,846
*	Skyline Champion Corp.	101,828	2,788
	Tailored Brands Inc.	459,184	2,649
	Dick's Sporting Goods Inc.	60,760	2,104
*	SeaWorld Entertainment Inc.	61,522	1,907
^,* Vitamin Shoppe Inc.		478,628	1,886
	Columbia Sportswear Co.	18,799	1,883
*	Genesco Inc.	42,903	1,814
*	G-III Apparel Group Ltd.	52,675	1,550
*	Gentherm Inc.	30,973	1,295
	Core-Mark Holding Co. Inc.	29,246	1,162
	GameStop Corp. Class A	185,360	1,014
*	Cavco Industries Inc.	6,276	989
*	1-800-Flowers.com Inc. Class A	51,731	977

	Movado Group Inc.	29,390	793
	Signet Jewelers Ltd.	43,895	785
			177,018
Consumer Staples (2.9%)
*	Boston Beer Co. Inc. Class A	32,196	12,162
*	TreeHouse Foods Inc.	153,800	8,320
	Medifast Inc.	56,295	7,223
	Ingles Markets Inc. Class A	118,836	3,699
*	Performance Food Group Co.	61,701	2,470
	Coca-Cola Consolidated Inc.	6,810	2,038
*	Chefs' Warehouse Inc.	51,809	1,817
*	Simply Good Foods Co.	68,541	1,650
*	BJ's Wholesale Club Holdings Inc.	60,216	1,590
*	Edgewell Personal Care Co.	48,114	1,297
*	Freshpet Inc.	23,481	1,069
	Cal-Maine Foods Inc.	22,480	938
			44,273
Energy (3.8%)
*	W&T Offshore Inc.	1,700,612	8,435
*	Renewable Energy Group Inc.	486,315	7,713
*	Southwestern Energy Co.	2,411,352	7,620
*	CONSOL Energy Inc.	237,061	6,308
^,* California Resources Corp.		317,410	6,247
*	Denbury Resources Inc.	4,770,794	5,916
	Arch Coal Inc. Class A	47,355	4,461
*	Carrizo Oil & Gas Inc.	355,223	3,560
	Range Resources Corp.	497,706	3,474
	Delek US Holdings Inc.	74,482	3,018
*	SEACOR Holdings Inc.	22,207	1,055
	Archrock Inc.	74,558	790
*	REX American Resources Corp.	10,210	744
			59,341
Financials (17.2%)
	LPL Financial Holdings Inc.	154,819	12,629
	FirstCash Inc.	116,271	11,629
	Assured Guaranty Ltd.	262,180	11,033
	Primerica Inc.	91,655	10,994
	Popular Inc.	196,539	10,660
	Radian Group Inc.	450,377	10,291
*	NMI Holdings Inc. Class A	362,295	10,286
	Walker & Dunlop Inc.	190,067	10,113
	Webster Financial Corp.	202,733	9,685
	Umpqua Holdings Corp.	570,533	9,465
	Hanover Insurance Group Inc.	73,672	9,452
	First Citizens BancShares Inc. Class A	20,878	9,401
	International Bancshares Corp.	248,868	9,385
	Federal Agricultural Mortgage Corp.	127,318	9,251
	Community Bank System Inc.	134,429	8,851
	Nelnet Inc. Class A	132,470	7,845
	American Equity Investment Life Holding Co.	283,788	7,708
*	Enova International Inc.	268,558	6,190
	Universal Insurance Holdings Inc.	218,341	6,092
	OFG Bancorp	251,803	5,985
	Cathay General Bancorp	165,460	5,942
	Navient Corp.	416,084	5,680
	First BanCorp	422,658	4,666

	FNB Corp.	378,583	4,456
	Hancock Whitney Corp.	92,509	3,706
*	Mr Cooper Group Inc.	438,687	3,514
	Waddell & Reed Financial Inc. Class A	210,492	3,509
*	Essent Group Ltd.	71,215	3,346
	BrightSphere Investment Group plc	286,442	3,268
	Greenhill & Co. Inc.	236,214	3,210
	OneMain Holdings Inc.	93,927	3,176
	Westamerica Bancorporation	50,595	3,117
	Chemical Financial Corp.	75,736	3,113
	First Interstate BancSystem Inc. Class A	74,148	2,937
	Trustmark Corp.	84,590	2,813
^	First Financial Bankshares Inc.	89,630	2,760
	Independent Bank Corp.	31,900	2,429
	First Midwest Bancorp Inc.	112,481	2,302
*	MGIC Investment Corp.	152,704	2,006
	First Financial Bancorp	68,296	1,654
	S&T Bancorp Inc.	43,786	1,641
	Banner Corp.	28,450	1,541
	Piper Jaffray Cos.	18,366	1,364
	Artisan Partners Asset Management Inc. Class A	42,663	1,174
	Cohen & Steers Inc.	19,269	991
*	Cannae Holdings Inc.	28,804	835
	First Hawaiian Inc.	29,991	776
	FGL Holdings	89,194	749
	Prosperity Bancshares Inc.	11,300	746
			264,366
Health Care (13.5%)
*	Haemonetics Corp.	117,595	14,151
	Bruker Corp.	271,254	13,549
*	Charles River Laboratories International Inc.	94,767	13,447
*	Amedisys Inc.	88,333	10,725
*	Integer Holdings Corp.	127,243	10,678
*	PRA Health Sciences Inc.	89,643	8,888
*	Enanta Pharmaceuticals Inc.	104,431	8,812
	Encompass Health Corp.	136,629	8,657
*	Medpace Holdings Inc.	124,459	8,142
*	Tandem Diabetes Care Inc.	125,722	8,112
*	Tenet Healthcare Corp.	392,409	8,107
*	Mallinckrodt plc	844,815	7,755
	Ensign Group Inc.	134,970	7,683
*	STAAR Surgical Co.	243,240	7,146
*	Acorda Therapeutics Inc.	610,867	4,685
*	Endo International plc	1,086,645	4,477
^,* Arrowhead Pharmaceuticals Inc.		155,891	4,131
*	Genomic Health Inc.	70,948	4,127
*	Quidel Corp.	68,450	4,061
*	Natera Inc.	140,635	3,879
*	Spectrum Pharmaceuticals Inc.	411,198	3,540
*	Veeva Systems Inc. Class A	19,154	3,105
*	Tivity Health Inc.	187,625	3,085
*	Brookdale Senior Living Inc.	418,400	3,017
	Patterson Cos. Inc.	130,746	2,994
*	AMAG Pharmaceuticals Inc.	296,246	2,960
*	Halozyme Therapeutics Inc.	169,618	2,914
*	Esperion Therapeutics Inc.	52,618	2,448
*	Ironwood Pharmaceuticals Inc. Class A	222,928	2,439

*	Allscripts Healthcare Solutions Inc.	205,895	2,395
*	Vanda Pharmaceuticals Inc.	154,085	2,171
*	Myriad Genetics Inc.	72,835	2,023
*	ImmunoGen Inc.	854,990	1,855
*	Biohaven Pharmaceutical Holding Co. Ltd.	37,421	1,639
*	Reata Pharmaceuticals Inc. Class A	15,701	1,481
*	Lantheus Holdings Inc.	41,638	1,178
	Mesa Laboratories Inc.	4,815	1,177
*	HMS Holdings Corp.	36,222	1,173
*	CorVel Corp.	12,427	1,081
	US Physical Therapy Inc.	8,264	1,013
*	Assertio Therapeutics Inc.	292,485	1,009
^,* Novavax Inc.		146,419	858
*	Collegium Pharmaceutical Inc.	49,482	651
			207,418
Industrials (15.0%)
*	Generac Holdings Inc.	190,502	13,223
*	Aerojet Rocketdyne Holdings Inc.	265,295	11,877
	Armstrong World Industries Inc.	121,881	11,847
*	Meritor Inc.	448,580	10,878
*	FTI Consulting Inc.	124,416	10,431
*	TriNet Group Inc.	152,677	10,352
	SkyWest Inc.	170,372	10,336
	AGCO Corp.	123,612	9,589
*	WESCO International Inc.	176,833	8,957
*	Continental Building Products Inc.	332,570	8,836
*	Harsco Corp.	309,608	8,496
	Rush Enterprises Inc. Class A	214,461	7,832
*	Aerovironment Inc.	132,889	7,544
*	Resideo Technologies Inc.	342,943	7,517
	ArcBest Corp.	261,470	7,350
*	Vicor Corp.	211,201	6,558
	Triton International Ltd.	182,017	5,963
	HEICO Corp. Class A	57,492	5,943
	Triumph Group Inc.	257,032	5,886
	Ennis Inc.	280,333	5,752
	EMCOR Group Inc.	65,102	5,736
	Korn Ferry	127,959	5,127
*	Atkore International Group Inc.	181,840	4,704
*	Echo Global Logistics Inc.	216,550	4,519
	Kforce Inc.	108,289	3,800
	MSA Safety Inc.	27,496	2,898
	Navigant Consulting Inc.	113,518	2,633
	Landstar System Inc.	24,311	2,625
*	Herc Holdings Inc.	53,534	2,453
	Quad/Graphics Inc.	262,088	2,073
*	Hub Group Inc. Class A	47,688	2,002
*	Clean Harbors Inc.	25,781	1,833
*	Builders FirstSource Inc.	102,372	1,726
	ITT Inc.	26,100	1,709
	Comfort Systems USA Inc.	32,005	1,632
	McGrath RentCorp	24,605	1,529
	National Presto Industries Inc.	15,422	1,439
	Albany International Corp. Class A	16,395	1,359
	Advanced Drainage Systems Inc.	38,684	1,268
*	Astronics Corp.	27,050	1,088
	Covanta Holding Corp.	54,879	983

*	BMC Stock Holdings Inc.	43,291	918
	Terex Corp.	28,780	904
	Simpson Manufacturing Co. Inc.	12,284	816
			230,941
Information Technology (15.0%)
*	SolarEdge Technologies Inc.	187,092	11,686
*	CACI International Inc. Class A	57,034	11,669
*	Workiva Inc.	193,270	11,227
*	Tech Data Corp.	99,928	10,452
*	Five9 Inc.	199,195	10,217
*	Advanced Micro Devices Inc.	316,456	9,611
*	Zebra Technologies Corp.	45,794	9,593
	ManTech International Corp. Class A	142,330	9,372
	Booz Allen Hamilton Holding Corp. Class A	140,456	9,300
*	HubSpot Inc.	53,967	9,202
*	Box Inc.	505,355	8,899
^,* SunPower Corp. Class A		729,799	7,802
*	ePlus Inc.	111,886	7,713
*	Cardtronics plc Class A	280,061	7,651
*	Synaptics Inc.	255,514	7,446
*	Fitbit Inc. Class A	1,518,018	6,679
*	Appfolio Inc.	60,720	6,210
*	Unisys Corp.	635,403	6,176
	Jabil Inc.	195,387	6,174
*	Euronet Worldwide Inc.	32,561	5,478
	Kulicke & Soffa Industries Inc.	241,431	5,444
*	Fabrinet	106,384	5,284
	TTEC Holdings Inc.	108,302	5,046
*	New Relic Inc.	54,796	4,740
*	Avid Technology Inc.	518,993	4,733
*	SMART Global Holdings Inc.	199,576	4,588
*	Anixter International Inc.	66,793	3,988
	Comtech Telecommunications Corp.	118,418	3,329
*	Diebold Nixdorf Inc.	355,813	3,259
*	Manhattan Associates Inc.	46,146	3,199
*	Lattice Semiconductor Corp.	204,574	2,985
	MAXIMUS Inc.	36,448	2,644
*	Cornerstone OnDemand Inc.	34,605	2,005
*	Extreme Networks Inc.	197,138	1,276
*	Sykes Enterprises Inc.	41,003	1,126
*	Amkor Technology Inc.	128,825	961
*	Virtusa Corp.	20,071	892
*	Insight Enterprises Inc.	14,752	859
*	Plexus Corp.	14,365	839
	Avnet Inc.	17,749	804
	SYNNEX Corp.	7,555	743
			231,301
Materials (4.9%)
	Domtar Corp.	229,245	10,208
	Royal Gold Inc.	91,511	9,379
	Valvoline Inc.	398,580	7,784
	Owens-Illinois Inc.	426,560	7,367
*	Verso Corp.	303,900	5,789
	Huntsman Corp.	266,613	5,450
*	Element Solutions Inc.	520,046	5,377
	Greif Inc. Class A	151,598	4,935

* AdvanSix Inc.	187,448	4,579
Schnitzer Steel Industries Inc.	105,903	2,772
* Allegheny Technologies Inc.	99,416	2,505
Quaker Chemical Corp.	10,614	2,153
Silgan Holdings Inc.	54,831	1,678
Compass Minerals International Inc.	29,269	1,608
Boise Cascade Co.	47,321	1,330
Warrior Met Coal Inc.	43,685	1,141
Carpenter Technology Corp.	20,395	979
Schweitzer-Mauduit International Inc.	21,904	727
		75,761
Real Estate (9.4%)
Medical Properties Trust Inc.	656,991	11,458
Life Storage Inc.	116,082	11,037
Hospitality Properties Trust	397,597	9,940
Rayonier Inc.	324,609	9,836
EPR Properties	123,842	9,237
Outfront Media Inc.	344,085	8,874
SITE Centers Corp.	610,730	8,086
National Health Investors Inc.	100,609	7,850
Sabra Health Care REIT Inc.	391,268	7,704
EastGroup Properties Inc.	65,404	7,586
Lexington Realty Trust	746,768	7,027
Piedmont Office Realty Trust Inc. Class A	245,690	4,897
CoreCivic Inc.	193,593	4,019
Retail Properties of America Inc.	335,489	3,945
Cousins Properties Inc.	106,118	3,838
Spirit Realty Capital Inc.	86,835	3,704
Hannon Armstrong Sustainable Infrastructure Capital Inc.	96,457	2,718
MGM Growth Properties LLC Class A	85,660	2,625
One Liberty Properties Inc.	86,383	2,502
GEO Group Inc.	114,072	2,397
NorthStar Realty Europe Corp.	144,253	2,370
Universal Health Realty Income Trust	26,888	2,284
Global Net Lease Inc.	101,746	1,996
Chatham Lodging Trust	89,978	1,698
Ashford Hospitality Trust Inc.	517,711	1,538
Getty Realty Corp.	34,433	1,059
^ Pennsylvania REIT	160,010	1,040
RPT Realty	71,772	869
^ Washington Prime Group Inc.	215,515	823
Xenia Hotels & Resorts Inc.	37,448	781
Essential Properties Realty Trust Inc.	38,468	771
		144,509
Utilities (3.2%)
PNM Resources Inc.	202,382	10,303
IDACORP Inc.	84,541	8,491
Otter Tail Corp.	159,707	8,434
Hawaiian Electric Industries Inc.	116,075	5,055
Black Hills Corp.	52,174	4,079
NorthWestern Corp.	28,571	2,061
Unitil Corp.	33,602	2,012
Clearway Energy Inc.	104,440	1,761
Avista Corp.	36,549	1,630
ALLETE Inc.	18,440	1,534
ONE Gas Inc.	15,820	1,429

	New Jersey Resources Corp.			24,933	1,241
	American States Water Co.			13,252	997
	Portland General Electric Co.			16,189	877
					49,904
Total Common Stocks (Cost $1,408,760)					1,530,421
		Coupon
Temporary Cash Investments (2.5%)1
Money Market Fund (2.5%)
2,3 Vanguard Market Liquidity Fund		2.499%		378,490	37,857

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.170%	11/7/19	500	496
4	United States Treasury Bill	2.134%	11/14/19	200	199
					695
Total Temporary Cash Investments (Cost $38,544)					38,552
Total Investments (101.9%) (Cost $1,447,304)					1,568,973
Other Assets and Liabilities-Net (-1.9%)3					(29,377)
Net Assets (100%)					1,539,596

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,609,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $33,037,000 of collateral received for securities on loan, of which $32,824,000 is held in Vanguard
Market Liquidity Fund and $213,000 is held in cash.
4 Securities with a value of $462,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September	120	9,403	96
2019

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are

Strategic Small-Cap Equity Fund

valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

Strategic Small-Cap Equity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,530,421	—	—
Temporary Cash Investments	37,857	695	—
Futures Contracts—Assets[1]	109	—	—
Total	1,568,387	695	—
1 Represents variation margin on the last day of the reporting period.